CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses and other current assets	$ 114,732	$ 122,407
Total assets	72,801,367	103,988,552
Total liabilities	6,264,432	41,504,251
Ordinary shares, $0.015 par value, 7.5 million shares authorized, 3,351,336 and 2,151,336 shares issued and outstanding at December 31, 2023 and 2022, respectively*	5,028	3,228
Additional paid-in capital	72,142,580	63,219,380
Accumulated deficits	(6,786,949)	(1,828,205)
Total shareholders' equity	66,536,935	62,484,301	$ 41,958,388	$ 11,640,929
Total liabilities and shareholders' equity	72,801,367	103,988,552
CHINA LIBERAL EDUCATION HOLDINGS LIMITED [Member]
Prepaid expenses and other current assets	14,428	0
Investment in subsidiaries	66,771,236	62,510,888
Total assets	66,785,664	62,510,888
Due to a related party	209,415	9,415
Accrued expenses and other current liabilities	39,314	17,172
Total liabilities	248,729	26,587
Ordinary shares, $0.015 par value, 7.5 million shares authorized, 3,351,336 and 2,151,336 shares issued and outstanding at December 31, 2023 and 2022, respectively*	5,028	3,228
Additional paid-in capital	72,142,580	63,219,380
Accumulated deficits	(5,610,673)	(738,307)
Total shareholders' equity	66,536,935	62,484,301
Total liabilities and shareholders' equity	$ 66,785,664	$ 62,510,888